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                         SUPPLEMENT DATED JULY 1, 2016
        TO THE VARIABLE LIFE INSURANCE POLICY PROSPECTUSES LISTED BELOW


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectuses. Please retain this supplement for future reference.

On July 1, 2016, MetLife, Inc. completed the sale of its affiliated broker-dealer, MetLife Securities, Inc., a selling firm described in your prospectus.

As a result of the transaction, please note the following:

MetLife Securities, Inc. is no longer an affiliate of the insurance company that issues your policy. All references in your prospectus to MetLife Securities, Inc. being an affiliate of the insurance company that issues your policy are deleted.

SUPPLEMENT TO THE FOLLOWING VARIABLE LIFE INSURANCE POLICY PROSPECTUSES LISTED BY INSURANCE COMPANY:

METROPOLITAN LIFE INSURANCE COMPANY

   MetFlex/SM/

METLIFE INSURANCE COMPANY USA

   Corporate Owned Variable Universal Life Insurance
   Corporate Owned Variable Universal Life Insurance 2000
   Corporate Owned Variable Universal Life Insurance III
   Corporate Select
   Corporate Owned Variable Universal Life Insurance IV




       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE












                                                              SUPP-MSICOLI-0716